Accounts and Notes Receivable, Net	6 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts and notes receivable, net

Note 3 – Accounts and notes receivable, net

Accounts and notes receivable, net consisted of the following:

	December 31, 2018	June 30, 2018
	(unaudited)
Accounts receivable	$60,515,665	$62,610,943
Notes receivable	78,056	3,292
Less: Allowance for doubtful accounts	(18,456,736)	(19,291,772)
Total accounts and notes receivable, net	$42,136,985	$43,322,463

Movement of allowance for doubtful accounts is as follows:

	Six months ended December 31, 2018	Year ended June 30, 2018
	(unaudited)
Beginning balance	$19,291,772	$15,827,349
(Recovery of) provision for doubtful accounts	(117,278)	3,145,087
Less: write-off	-	-
Exchange rate effect	(717,758)	319,336)
Ending balance	$18,456,736	$19,291,772

During the six months ended December 31, 2018 and the year ended June 30, 2018, the Company offset approximately $2.1 million and $6.9 million of accounts receivable and accounts payable pursuant to certain three-party settlement agreements, respectively.